Reporting on Financial Instruments (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Financial liabilities fair value	€ 15,462	€ 14,166
Market price risk percentage, description	mitigated by a limit to 4% of the market price risk
Financial assets and liabilities in foreign currencies	€ 27,000	13,100
Exchange rate, percentage	5.00%
Change in other expenses and income	€ 1,400	700	€ 300
Other financial assets		0	0
Trade receivables		0	€ 0
February 2019 [Member] | EIB Loan [Member]
Statement Line Items [Line Items]
Loan withdrawal amount	5,000
Loan drawn after milestones	5,000
Level 3 of Fair Value Hierarchy [Member]
Statement Line Items [Line Items]
Financial liabilities fair value	€ 1,100	€ 600